SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION	12 Months Ended
Dec. 31, 2014
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION
NOTE 9:-	SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

a.	Current liabilities:

	December 31,
	2013	2014

Director fees	$10	$11
Trade payables	63	29
Accrued expenses and other	55	144

	$128	$184

b.	Financial expenses, net

	Year ended December 31,
	2012	2013	2014

Financial expenses:
Loss from change in fair value of investment in BioCancell and sale of BioCancell shares	$(799)	$-	$(245)
Other	-	-	(7)

	$(799)	-	$(252)
Financial income:
Amortization of premiums, accretion of discounts and interest on marketable debt securities, net	19	-	-
Income from change in fair value of investment in BioCancell and sale of BioCancell shares	-	574	-
Interest on convertible note	622	-	-
Other	-	5	12
	641	579	12
	$(158)	$579	$(240)